POST-EMPLOYMENT BENEFIT OBLIGATIONS	12 Months Ended
Dec. 31, 2019
Post-employment Benefit Obligations
POST-EMPLOYMENT BENEFIT OBLIGATIONS

Hudson provides retirement benefits through defined contribution pension plans which are funded by regular contributions made by the employer and the employees to a third-party. As of December 31, 2019, the discretionary credit balance was USD 1.5 million.